SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
PROPERTY AND EQUIPMENT
Depreciation		$ 88,200,000	$ 98,300,000
Goodwill and other intangible assets
Goodwill and Intangible Asset Impairment	$ 138,666,000	138,666,000	21,366,000
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of year	$ 1,483,000,000	1,483,000,000	1,560,000,000
Accretion expense, included in Depreciation and Amortization expense		155,000,000	150,000,000
Change in estimate		30,000,000	(60,000,000)
Settlements			(167,000,000)
Balance at the end of year		1,668,000,000	1,483,000,000
Water Solutions
Goodwill and other intangible assets
Impairment of intangible assets		60,000,000	1,300,000
Goodwill and Intangible Asset Impairment		$ 138,500,000	$ 20,100,000
Building and leasehold improvements
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Useful Life		30 years
Vehicles and equipment
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Useful Life		5 years
Machinery and equipment | Maximum
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Useful Life		15 years
Machinery and equipment | Minimum
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Useful Life		2 years
Computer equipment and software | Maximum
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Useful Life		4 years
Computer equipment and software | Minimum
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Useful Life		3 years
Office furniture and equipment
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Useful Life		7 years
Disposal wells | Maximum
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Useful Life		10 years
Disposal wells | Minimum
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Useful Life		7 years
Helicopters
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Useful Life		7 years